Subsequent Events (Details) - USD ($)	Jan. 23, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 08, 2024	Dec. 31, 2023	Nov. 13, 2020
Subsequent Events [Line Items]
Issuance of warrant to purchase (in Shares)						600
Subsequent Event [Member]
Subsequent Events [Line Items]
Subscribe certain amount		$ 5,000,000
Trading days	10 days
Subsequent Event [Member] | January 2025 Debenture [Member]
Subsequent Events [Line Items]
Original subscription amount	$ 2,135,000
Subsequent Event [Member] | August 2024 Debenture [Member]
Subsequent Events [Line Items]
Bearing interest rate	8.00%
Original debt interest rate	90.00%
Issuance of warrant to purchase (in Shares)	200,156
Exercise price of warrant (in Dollars per share)	$ 8
Share-Based Payment Arrangement, Tranche One [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Subscribe certain amount		$ 2,700,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.0001		$ 0.0001
Class A Ordinary Shares [Member] | Amazon Capital Holding Limited [Member]
Subsequent Events [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.0001